As filed with the Securities and Exchange Commission on March 23, 2007

File Nos. 333-62298 and 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	49	[	X	]

	AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	51	[	X	]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(414) 287-3338
(Registrant’s Telephone Number, including Area Code)

Rachel A. Spearo, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.
Godfrey & Kahn S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
(414) 273-3500

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[   ]    immediately upon filing pursuant to paragraph (b).
[X]    on April 26, 2007 pursuant to paragraph (b).
[   ]    60 days after filing pursuant to paragraph (a)(1).
[   ]    on (date) pursuant to paragraph (a)(1).
[   ]    75 days after filing pursuant to paragraph (a)(2).
[   ]    on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[X]    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 21 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on June 23, 2006 and pursuant to Rule 485(a)(2) would become effective on September 6, 2006.

Post-Effective Amendment No. 26 was filed pursuant to Rule 485(b)(1)(iii) on September 1, 2006 for the sole purpose of extending the date upon which the Amendment was to become effective to September 29, 2006.

Post-Effective Amendment No. 31 was filed pursuant to Rule 485(b)(1)(iii) on September 28, 2006 for the sole purpose of extending the date upon which the Amendment was to become effective to October 27, 2006.

Post-Effective Amendment No. 34 was filed pursuant to Rule 485(b)(1)(iii) on October 26, 2006 for the sole purpose of extending the date upon which the Amendment was to become effective to November 27, 2006.

Post-Effective Amendment No. 36 was filed pursuant to Rule 485(b)(1)(iii) on November 20, 2006 for the sole purpose of extending the date upon which the Amendment was to become effective to December 27, 2006.

Post-Effective Amendment No. 41 was filed pursuant to Rule 485(b)(1)(iii) on December 26, 2006 for the sole purpose of extending the date upon which the Amendment was to become effective to January 26, 2007.

Post-Effective Amendment No. 45 was filed pursuant to Rule 485(b)(1)(iii) on January 26, 2007 for the sole purpose of extending the date upon which the Amendment was to become effective to February 26, 2007.

Post-Effective Amendment No. 47 was filed pursuant to Rule 485(b)(1)(iii) on February 23, 2007 for the sole purpose of extending the date upon which the Amendment was to become effective to March 26, 2007.

This Post-Effective Amendment No. 49 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 26, 2007 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 49 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 23rd day of March, 2007.

TRUST FOR PROFESSIONAL MANAGERS

By: /s/ Joseph C. Neuberger
Joseph C. Neuberger
Chairperson, President and Treasurer/Principal Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on March 23, 2007 by the following persons in the capacities indicated.

Signature	Title
/s/ Joseph C. Neuberger Joseph C. Neuberger	Chairperson, President, Treasurer/Principal Accounting Officer and Trustee
Dr. Michael D. Akers* Dr. Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
* By /s/ Joseph C. Neuberger
               Joseph C. Neuberger
                   Attorney-in-Fact pursuant to Power of
                                   Attorney filed with the Registrants Post-
                                   Effective Amendment No. 21 to its
                                   Registration Statement on Form N-1A with
                                   the SEC on June 23, 2006.